Financial risk management and financial instruments - Currency Exposure (Details) - Exchange rate - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial risk management and financial instruments
Percentage of change in significant exposure used for sensitivity analysis	10.00%	10.00%
Euro
Financial risk management and financial instruments
Net exposure	R 754	R 4,712
Equity impact of decrease in risk exposure	75	325
Income statement impact of decrease in risk exposure	75	325
Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	3,379	2,897
Net exposure on liabilities	(302)	(166)
Net exposure	3,077	2,731
Euro | Balances between group companies
Financial risk management and financial instruments
Net exposure	(2,323)	1,981
US Dollar
Financial risk management and financial instruments
Net exposure	12,086	12,390
Equity impact of decrease in risk exposure	1,209	1,239
Income statement impact of decrease in risk exposure	1,209	1,239
US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	5,731	8,656
Net exposure on liabilities	(2,129)	(4,552)
Net exposure	3,602	4,104
US Dollar | Balances between group companies
Financial risk management and financial instruments
Net exposure	8,484	8,286
Trade and other payables | Euro | External balances
Financial risk management and financial instruments
Net exposure on liabilities	(302)	(166)
Trade and other payables | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on liabilities	(2,129)	(4,552)
Long-term receivables | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	339	336
Trade and other receivables | Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	544	739
Trade and other receivables | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	3,520	4,961
Cash and cash equivalents | Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	2,835	2,158
Cash and cash equivalents | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	R 1,872	R 3,359